Commitments (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Sugarcane agricultural partnership agreement (IV) [Member]
TypeOfAgreementLineItems [Line Items]
Finance lease Partnership IV	[1],[2]	R$ 20,943	R$ 18,539	R$ 20,795

[1]	Amounts adjusted at the price determined by the Sugarcane Producers Council (Consecana) on June 30, 2019.
[2]	Financial lease in accordance with Note 13.